Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Variable Interest Entity [Line Items]
Total assets		¥ 5,345,344	¥ 4,937,307
Non-recourse loans		2,837	3,200
Investments		89,083	120,866
Maximum exposure to loss	[1]	108,923	147,260
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets		8,508	8,524
Non-recourse loans		0	0
Investments		991	991
Maximum exposure to loss	[1]	991	991
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets		51,746	34,872
Non-recourse loans		0	0
Investments		4,542	3,426
Maximum exposure to loss	[1]	4,542	3,426
Acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets		3,820,403	3,493,461
Non-recourse loans		0	0
Investments		55,645	60,329
Maximum exposure to loss	[1]	72,527	81,337
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Securitization Of Loans Receivable Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets		1,239,325	982,353
Non-recourse loans		0	0
Investments		15,663	21,768
Maximum exposure to loss	[1]	15,668	21,776
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets		25,037	26,495
Non-recourse loans		0	0
Investments		1,719	1,783
Maximum exposure to loss	[1]	1,719	1,783
Other VIEs
Variable Interest Entity [Line Items]
Total assets		200,325	391,602
Non-recourse loans		2,837	3,200
Investments		10,523	32,569
Maximum exposure to loss	[1]	¥ 13,476	¥ 37,947

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.